SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Subscription Receivable - Additional Information (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Subscription receivable	¥ 336,179	¥ 23,220